Income taxes (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Net Deferred tax asset (liability) Beginning balance	$ 0
Net Deferred tax asset (liability) Recognized in profit (loss)	679	$ 47
Net Deferred tax asset (liability) Recognized in OCI	(679)
Net Deferred tax asset (liability) Ending balance	0	47
Deferred Tax Liabilities Recognized Beginning balance	(47)
Deferred Tax Liabilities Recognized in profit (loss)	(284)
Deferred Tax Liabilities Recognized in Other Comprehensive Income	(679)
Deferred Tax Liabilities Recognized Ending balance	(1,010)
Deferred tax assets recognized beginning	47
Deferred tax assets recognized in profit (loss)	963	47
Deferred tax assets recognized Ending balance	1,010	47
Property, plant and equipment
Statement [Line Items]
Deferred Tax Liabilities Recognized in profit (loss)	(273)	(47)
Deferred Tax Liabilities Recognized in Other Comprehensive Income	(679)
Deferred Tax Liabilities beginning balance	47
Deferred Tax Liabilities ending balance	(999)	(47)
Canadian non-capital loss carry forwards
Statement [Line Items]
Deferred tax assets recognized in profit (loss)	555	47
Deferred tax assets recognized beginning	47
Deferred tax assets recognized in OCI	0	0
Deferred tax assets recognized ending	602	$ 47
Unrealized foreign exchange
Statement [Line Items]
Deferred Tax Liabilities Recognized in profit (loss)	(11)
Deferred Tax Liabilities Recognized in Other Comprehensive Income	0
Deferred Tax Liabilities beginning balance	0
Deferred Tax Liabilities ending balance	(11)
US net operating losses
Statement [Line Items]
Deferred tax assets recognized in profit (loss)	408
Deferred tax assets recognized ending	$ 408